Retirement benefit plan (Tables)	12 Months Ended
Dec. 31, 2017
Retirement benefit plan [Abstract]
Defined benefit pension plan amounts recognized in the balance sheet and statement of income
The following table sets forth the status of the defined benefit pension plan and the amount that should be recognized in the balance sheet:

	For the Years Ended December 31,
in CHF thousands	2017	2016	2015
Defined benefit obligation	(14,278)	(11,596)	(9,439)
Fair value of plan assets	9,352	7,798	6,652
Total liability	(4,926)	(3,798)	(2,787)

The following amounts have been recorded as net pension cost in the statement of income:

	For the Years Ended December 31,
in CHF thousands	2017	2016	2015
Service cost	912	742	641
Interest cost	81	75	101
Interest income	(55)	(56)	(76)
Impact of plan amendment	-	-	(584)
Net pension cost	938	761	82

Changes in defined benefit obligation, fair value of plan assets and unrecognized (gains) / losses
The changes in defined benefit obligation, fair value of plan assets and unrecognized (gains) / losses are as follows:

A.	Change in defined benefit obligation

in CHF thousands	2017	2016	2015
Defined benefit obligation as of January 1	(11,596)	(9,439)	(8,091)
Service cost	(912)	(742)	(641)
Interest cost	(81)	(75)	(101)
Change in demographic assumptions	—	(389)	—
Change in financial assumptions	—	(26)	(591)
Other actuarial gains / (losses)	(735)	(378)	(176)
Plan amendment	—	—	584
Benefit payments	(426)	(111)	(48)
Employees’ contributions	(528)	(436)	(375)
Defined benefit obligation as of December 31	(14,278)	(11,596)	(9,439)

B.	Change in fair value of plan assets

in CHF thousands	2017	2016	2015
Fair value of plan assets as of January 1	7,798	6,652	5,681
Interest income	55	56	76
Employees’ contributions	528	436	375
Employer’s contributions	590	511	441
Benefits payments	426	111	48
Plan assets gains/(losses)	(45)	32	31
Fair value of plan assets as of December 31	9,352	7,798	6,652

Employer’s contribution to the pension plan for the financial year 2018 are estimated to be CHF 630 thousand.

C.	Change in net defined benefit liability

in CHF thousands	2017	2016	2015
Net defined benefit liabilities as of January 1	3,798	2,787	2,410
Net pension cost through statement of income	938	761	82
Re-measurement through other comprehensive income	780	761	736
Employer’s contribution	(590)	(511)	(441)
Net defined benefit liabilities as of December 31	4,926	3,798	2,787

Actuarial assumptions and sensitivity analysis
The actuarial assumptions used for the calculation of the pension cost and the defined benefit obligation of the defined benefit pension plan for the year 2017, 2016 and 2015 are as follows:

	For the Years Ended December 31,
	2017	2016	2015
Discount rate	0.70%	0.70%	1.25%
Rate of future increase in compensations	1.50%	1.50%	1.50%
Rate of future increase in current pensions	0.50%	0.50%	0.50%
Mortality and disability rates	BVG 2015G	BVG 2015G	BVG 2010G

A quantitative sensitivity analysis for significant assumption as of December 31, 2017 is as shown below:

	Discount rate		Future salary increase		Future pension cost
Assumptions	+0.5% increase	-0.5% decrease	+0.5% increase	-0.5% decrease	+0.5% increase	-0.5% decrease
	in CHF thousands
Defined benefit obligation	12,707	15,849	14,449	14,121	14,989	13,564
Impact on the net defined benefit obligation	1,571	(1,571)	(171)	157	(711)	714